SHARE-BASED COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 18 -              SHARE-BASED COMPENSATION EXPENSES

On September 20, 2007, the Company adopted the “2006 Stock Plan” (the “Plan”) which allows the Company to offer a variety of incentive awards to employees, officers, directors and consultants. Options to purchase 3,000,000 ordinary shares are authorized under the Plan. The Company issues new shares to employees, officers, directors and consultants upon share option exercise or share unit conversion.

Share options

A summary of the share option activity under the Plan for the year ended June 30, 2013, is as follows:

Share options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at June 30, 2012	138,000	$7.01	$0.73	$208,380
Exercised during the year ended June 30, 2013	138,000	7.01	-	663,330
Outstanding at June 30, 2013	-	$-	$-	$-
Vested and expected to vest at June 30, 2013	-	$-	$-	$-
Exercisable at June 30, 2013	-	$-	$-	$-

The total intrinsic value of share options exercised during the years ended June 30, 2011, 2012 and 2013 was $2,640,820, $1,860,782 and $663,330, respectively. The fair value of share options vested during the years ended June 30, 2011, 2012 and 2013 was $2,036,420, $2,496,360 and nil, respectively. There were 138,000 share options exercised during the year ended June 30, 2013.

The Company recorded share-based compensation expense relating to share options of $456,628, $202,125 and nil, which is included in general and administrative expenses, for the years ended June 30, 2011, 2012 and 2013, respectively. As of June 30, 2013, there was no unrecognized share-based compensation expense to be recognized for the above share options.

Performance options

On February 20, 2012, performance share options to purchase 1,476,000 ordinary shares were granted under the terms of the Plan. They were granted with an exercise price of $9.29 per share, had an expiry period of five years from the date of grant, and would vest subject to the service and performance conditions shown below:

•
For 60,000 options, if the Company’s Price/Earnings Ratio (“P/E”) achieves certain levels and the related investor relations performance targets are achieved during the 36 months after the grant date, 30,000 share options or 60,000 share options will vest depending on related manager’s performance; The 60,000 options will cliff vest on the 36 month anniversary of the grant date, and will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that it is not probable that the performance conditions of this award can be met and thus the related grant is not expected to vest.

•
For 1,416,000 options, if the compound average growth rate of the Company’s Non-GAAP diluted earnings per share as defined in the Plan from the year ended June 30, 2011 to the year ended June 30, 2014 (the “EPS Threshold”) equals or exceeds 15%, but less than 20%, 944,000 options will vest; if the EPS Threshold equals or exceeds 20%, but is less than 25%, an additional 236,000 options will vest; if the EPS Threshold equals or exceeds 25%, an additional 236,000 options will vest. Of the total 1,416,000 options, 283,200, 283,200 and 849,600 options will vest on the 24 month, 36 month, and 48 month anniversary of the grant date, respectively. The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Over 15% but below 20%	944,000	283,200	283,200	377,600
Equal or over 20% but below 25%	Additional 236,000	-	-	236,000
25% or above	Additional 236,000	-	-	236,000

	Total number of vested options	283,200	283,200	849,600

The options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The Company estimates that 472,000 options (related to the EPS threshold at or above 20%) are not expected to vest.

A summary of the performance share option activity under the Plan for the year ended June 30, 2013 is as follows:

Performance options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at June 30, 2012	1,476,000	$9.29	4.64	$-

Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or expired	-	-	-	-
Outstanding at June 30, 2013	1,476,000	$9.29	3.64	$4,605,120
Vested and expected to vest at June 30, 2013	944,000	$9.29	3.64	$2,945,280
Exercisable at June 30, 2013	-	$-	-	$-

The weighted average grant-date fair value of performance share options was nil, $9.15 and $9.15 for the years ended June 30, 2011, 2012 and 2013, respectively.

The Company recorded share-based compensation expense relating to performance share options of nil, $654,318 and $1,316,572, which is included in general and administrative expenses, for the years ended June 30, 2011, 2012 and 2013, respectively. As of June 30, 2013, total unrecognized share-based compensation expense of $2,173,269 related to performance share options is expected to be recognized over a weighted average vesting period of 2.6 years.

The fair value of each performance share option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model. The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

For options granted on
February 20, 2012

Risk-free rate of return	0.71%
Expected life (in years)	4.17
Weighted average expected volatility	62.64%
Expected dividends	-

Weighted average risk-free rate of return for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected option life is estimated based on historical options exercise pattern in accordance with ASC 718 Share-based Compensation (“ASC 718”).  Expected volatility is estimated based on historical volatility of the Company’s stock. Dividend yield is estimated by the Company at zero for the expected option life.

Restricted shares

During the year ended June 30, 2011, the Company granted 67,500 restricted ordinary shares to certain directors under the Plan, of which 15,000 shares were granted on January 1, 2011, 22,500 shares were granted on February 1, 2011, and the remaining 30,000 were granted on June 2, 2011. These restricted shares vest over a three year period starting from the grant date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

A summary of the restricted share activity for the year ended June 30, 2013 is as follows:

	Number of restricted shares	Weighted average grant date fair value

Un-vested at June 30, 2012	40,625	$12.25

Vested	22,500	12.57
Un-vested at June 30, 2013	18,125	$11.86

The total fair value of restricted shares vested during the years ended June 30, 2011, 2012 and 2013 were $95,335, $255,621 and $282,925, respectively. The Company recorded restricted share compensation expense of $95,338, $282,924 and $282,924, included in general and administrative expenses, for the years ended June 30, 2011, 2012 and 2013, respectively. As of June 30, 2013, total unrecognized compensation expense of $187,591 related to the restricted shares is expected to be recognized over a weighted-average vesting period of 0.7 year.

Incentive shares

The Company granted 1,510,181 Incentive Shares for Concord which were subject to a service period of two years commencing from July 1, 2011, and Concord achieving the net income performance targets of $10,000,000 and $11,500,000 for the years ended June 30, 2012 and 2013, respectively (the “Targeted Net Income Thresholds”). Upon achieving the Targeted Net Income Thresholds for the years ended June 30, 2012 and 2013, 755,091 and 755,090 ordinary shares will be issued, respectively.

The weighted average grant date fair value of the Incentive Shares for Concord  was $9.06 per share based on the closing price of the Company’s ordinary shares on the grant date.

For the years ended June 30, 2012 and 2013, no share-based compensation expenses relating to the Incentive Shares for Concord were recorded because the Targeted Net Income Threshold for the years ended June 30, 2012 and 2013 were not met.